Schedule of bank and other borrowings (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Total	$ 8,397,806	£ 6,120,322	£ 7,903,782
Less: current maturities	(8,397,806)	(6,120,322)	(7,766,282)
Non-current maturities			137,500
DBS Bank Ltd One [Member]
Total	$ 1,094,175	£ 797,435	£ 859,639
Maturity date, description	On demand
Weighted average interest rate	6.09%	6.09%	6.50%
DBS Bank Ltd Two [Member]
Total	$ 254,822	£ 185,714	£ 644,821
Maturity date, description	Within 1 year
Weighted average interest rate	6.19%	6.19%	6.00%
DBS Bank Ltd Three [Member]
Total	$ 771,500	£ 562,270	£ 649,464
Maturity date, description	December 30, 2036 or on demand
Weighted average interest rate	5.78%	5.78%	6.00%
DBS Bank Ltd Four [Member]
Total	$ 220,515	£ 160,712	£ 194,775
Maturity date, description	June 30, 2032 or on demand
Weighted average interest rate	5.87%	5.87%	6.00%
DBS Bank Ltd Five [Member]
Total	$ 461,599	£ 336,413	£ 405,010
Maturity date, description	September 13, 2033 or on demand
Weighted average interest rate	3.44%	3.44%	3.63%
Standard Chartered Bank Ltd One [Member]
Total			£ 125,791
Maturity date, description	November 12, 2029 or on demand
Weighted average interest rate			3.62%
Standard Chartered Bank Ltd Two [Member]
Total			£ 85,555
Maturity date, description	August 7, 2028 or on demand
Weighted average interest rate			3.62%
Standard Chartered Bank Ltd Three [Member]
Total			£ 111,336
Maturity date, description	December 7, 2028 or on demand
Weighted average interest rate			3.62%
China Citic Bank International One [Member]
Total	$ 2,397,999	£ 1,747,663	£ 1,905,457
Maturity date, description	Within one year
Weighted average interest rate	4.73%	4.73%	5.00%
China Citic Bank International Two [Member]
Total	$ 1,131,029	£ 824,294	£ 930,828
Maturity date, description	July 9, 2042 or on demand
Weighted average interest rate	4.78%	4.78%	5.46%
China Citic Bank International Three [Member]
Total	$ 327,591	£ 238,748	£ 260,304
Maturity date, description	Within one year
Weighted average interest rate	5.99%	5.99%	5.90%
Bank of East Asia [Member]
Total	$ 130,487	£ 95,099	£ 124,342
Maturity date, description	January 27, 2030 or on demand
Weighted average interest rate	3.47%	3.47%	3.50%
Bank of Communications Hong Kong One [Member]
Total	$ 313,830	£ 228,719	£ 346,487
Maturity date, description	April 7, 2027 or on demand
Weighted average interest rate	6.00%	6.00%	5.13%
Bank of Communications Hong Kong Two [Member]
Total			£ 164,438
Weighted average interest rate			6.84%
Maturity date	May 16, 2026
Natwest Westminster Bank PLC One [Member]
Total	$ 148,646	£ 108,333	£ 208,333
Weighted average interest rate	5.31%	5.31%	5.01%
Maturity date	Jul. 20, 2026
Natwest Westminster Bank PLC Two [Member]
Total	$ 40,021	£ 29,167	£ 79,167
Weighted average interest rate	5.31%	5.31%	5.21%
Maturity date	Jan. 21, 2026
Arbuthnot Latham and Co Ltd [Member]
Total			£ 666,055
Maturity date, description	Within 1 year
Weighted average interest rate			6.23%
White Oak No. 6 Limited [Member]
Total	$ 522,049	£ 380,469
Maturity date, description	Within 1 year
Weighted average interest rate	18.13%	18.13%
IWOCA Limited [Member]
Total	$ 380,266	£ 277,138
Maturity date, description	Within 1 year
Weighted average interest rate	39.80%	39.80%
RCH Capital Ltd [Member]
Total	$ 203,277	£ 148,148	£ 141,980
Maturity date, description	Within 1 year
Weighted average interest rate	26.22%	26.22%	24.21%